Credit Risk and Concentrations (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Concentration Risk [Line Items]
FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Cash in foreign financial institutions	181		181		21,268
Purchase from vendors	$ 853	$ 13,888	$ 2,090	$ 14,186	$ 53,448	$ 2,309
Number of operating segments | Segment			1		1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer		Chief Executive Officer
Description of CODM					The CODM considers the Company’s net loss, expenses and the components of total assets to assess the segment’s performance and make resource allocation decisions for the Company’s single segment which is consistent with that presented within these consolidated financial statements.
Number of reportable segments | Segment			1		1
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			29.00%		45.00%	39.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			21.00%		14.00%	37.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%		5.00%	15.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			28.00%	14.00%	13.00%	23.00%
Purchase from vendors			$ 200,210	$ 24,433	$ 26,313	$ 396,049
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			20.00%	12.00%	12.00%	9.00%
Purchase from vendors			$ 177,058	$ 58,574	$ 58,683	$ 155,629
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage				11.00%
Purchase from vendors			106,891	$ 0		$ 0
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Purchase from vendors			$ 17,885